COMMON SHARES (Tables)	12 Months Ended
Dec. 31, 2017
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Schedule of Common Shares

	Number of Shares	Amount
	(thousands)	(millions of Canadian $)

Outstanding at January 1, 2015	779,479	16,320
Issuance of common shares for cash	—	—
Outstanding at December 31, 2015	779,479	16,320
Issuance of common shares for cash[1]	79,656	4,661
Outstanding at December 31, 2016	859,135	20,981
Issuance of common shares for cash	12,499	780
Outstanding at December 31, 2017	871,634	21,761

1	Proceeds of $2.5 billion were used to finance the acquisition of Columbia and proceeds of $2.0 billion were used to repay a portion of the US$6.9 billion acquisition bridge facilities.

Schedule of Options Valuation Assumptions
TransCanada used a binomial model for determining the fair value of options granted applying the following weighted average assumptions:

year ended December 31	2017	2016	2015

Weighted average fair value	$7.22	$5.67	$6.45
Expected life (years)	5.7	5.8	5.8
Interest rate	1.2%	0.7%	1.1%
Volatility[1]	18%	21%	18%
Dividend yield	3.6%	4.9%	3.7%
Forfeiture rate[2]	—	5%	5%

1	Volatility is derived based on the average of both the historical and implied volatility of the Company's common shares.

2	On January 1, 2017, TransCanada made an election to account for forfeitures when they occur as a result of new GAAP guidance. Refer to Note 3, Accounting changes, for further information.

Schedule of Additional Option Information	period. The following table summarizes additional stock option inf